Description of Business - Additional Information (Details) $ in Millions	3 Months Ended					12 Months Ended
	Mar. 31, 2017 USD ($) reportable_segment Casinos		Dec. 31, 2016 USD ($) Casinos		Mar. 31, 2016 USD ($)	Dec. 31, 2016 USD ($) Casinos		Dec. 31, 2016 USD ($) Casinos		Dec. 31, 2016 USD ($) reportable_segment Casinos		Dec. 31, 2016 USD ($) Casinos		Dec. 31, 2016 USD ($) Casinos segment		Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Sep. 30, 2016 USD ($)
Description of Business [Line Items]
Number of Reportable Segments	2									2				2
Business Combination, Contingent Consideration Arrangements, Description	CEC and CAC entered into the Amended and Restated Agreement and Plan of Merger, dated as of July 9, 2016, as amended by the First Amendment to Amended and Restated Agreement and Plan of Merger, dated as of February 20, 2017 (as amended, the “Merger Agreement”). Pursuant to the Merger Agreement, among other things, CAC will merge with and into CEC, with CEC as the surviving company (the “Merger”). Subject to the terms and conditions of the Merger Agreement, upon consummation of the Merger, each share of CAC common stock issued and outstanding immediately prior to the effective date of the Merger will be converted into, and become exchangeable for, that number of shares of CEC common stock equal to 1.625 (the “Exchange Ratio”).					In 2014, CEC and Caesars Acquisition Company (“CAC”) entered into a merger agreement, which was amended and restated on July 9, 2016 (the “Merger Agreement”). Pursuant to the Merger Agreement, among other things, CAC will merge with and into CEC, with CEC as the surviving company (the “Merger”). Subject to the terms and conditions of the Merger Agreement, upon consummation of the Merger, each share of CAC common stock issued and outstanding immediately prior to the effective date of the Merger will be converted into, and become exchangeable for, shares of CEC common stock in a ratio to ensure that holders of CAC common stock receive shares equal to 27.5% of the outstanding CEC common stock on a fully diluted basis (prior to the conversion of the CEC Convertible Notes being issued as part of the Restructuring, as defined below (the “Exchange Ratio”). The Exchange Ratio may be subject to change, and CEC or CAC may terminate the Merger Agreement under certain circumstances.
Deconsolidation and restructuring of CEOC and other	$ (463)				$ (237)			$ (5,758)								$ 6,115	$ (95)
Accrued restructuring and support expenses	$ 7,033		$ 6,601			$ 6,601		6,601		$ 6,601		$ 6,601		$ 6,601		905
Substantial Doubt about Going Concern, Conditions or Events	As a result of the following circumstances, we have substantial doubt about CEC’s ability to continue as a going concern: we have limited unrestricted cash available to meet the financial commitments of CEC, primarily resulting from significant expenditures made to (1) defend against the litigation matters disclosed below and (2) support a plan of reorganization for CEOC (the “Restructuring”); we have made material future commitments to support the Restructuring described below; and we are a defendant in litigation relating to certain CEOC transactions dating back to 2010 and other legal matters (see Note 3) that could result in one or more adverse rulings against us if the Restructuring is not completed. CEC does not currently have sufficient cash to meet its financial commitments to support the Restructuring that are due when CEOC ultimately emerges from bankruptcy or to satisfy the potential obligations that would arise in the event of an adverse ruling on one or all of the litigation matters disclosed below. The completion of the Merger is expected to allow CEC to fulfill its financial commitments in support of the Restructuring. However, if the Merger is not completed for any reason, CEC would still be liable for many of these obligations. In addition, although under the terms of the Restructuring, all related litigation is expected to be resolved, there remain the outstanding litigation matters that are currently stayed pending CEOC’s emergence from bankruptcy.					As of December 31, 2016, we adopted ASU No. 2014-15, Presentation: Disclosure of Uncertainties about an Entity’s Ability to Continue as a Going Concern. This guidance amended the existing requirements for disclosing information about an entity’s ability to continue as a going concern and explicitly requires management to assess an entity’s ability to continue as a going concern and to provide related footnote disclosure in certain circumstances. This guidance was effective for annual reporting periods ending after December 15, 2016, and for annual and interim reporting periods thereafter. The following information reflects the results of management’s assessment of CEC’s ability to continue as a going concern. Overview As a result of the following circumstances, we have substantial doubt about CEC’s ability to continue as a going concern: we have limited unrestricted cash available to meet the financial commitments of CEC, primarily resulting from significant expenditures made to (1) defend against the litigation matters disclosed below and (2) support a plan of reorganization for CEOC (the “Restructuring”); we have made material future commitments to support the Restructuring described below; and we are a defendant in litigation relating to certain CEOC transactions dating back to 2010 and other legal matters (see Note 2) that could result in one or more adverse rulings against us if the Restructuring is not completed. CEC does not currently have sufficient cash to meet its financial commitments to support the Restructuring that are due when CEOC ultimately emerges from bankruptcy or to satisfy the potential obligations that would arise in the event of an adverse ruling on one or all of the litigation matters disclosed below. The completion of the Merger is expected to allow CEC to fulfill its financial commitments in support of the Restructuring. However, if the Merger is not completed for any reason, CEC would still be liable for many of these obligations. In addition, although under the terms of the Restructuring, all related litigation is expected to be resolved, the outstanding litigation matters are only stayed pending CEOC’s emergence from bankruptcy. CEC entered into the CIE Proceeds and Reservation Rights Agreement (as amended on October 7, 2016) with CIE, CEOC and CAC (the “CIE Proceeds Agreement”), which allows for up to $235 million of the proceeds from the SMG Business sale to be distributed to CEC in order to pay certain fees in support of the Restructuring (“CEC Expense Amounts”). After taking into account the cash available to pay the CEC Expense Amounts, CEC expects to have sufficient cash to meet its ongoing obligations as they come due for at least 12 months beyond the issuance date of these financial statements. However, there are restrictions governing when and how the cash designated for CEC Expense Amounts can be used, pursuant to the terms of the Second Lien RSA (defined below) (see Note 2). CEC also expects to gain access to the remaining proceeds from the sale of the SMG Business upon completion of the Merger, which will be used to fund its other commitments in support of the Restructuring. If CEC is unable to access additional sources of cash when needed, in the event of a material adverse ruling on one or all of the litigation matters disclosed below, or if CEOC does not emerge from bankruptcy on a timely basis on terms and under circumstances satisfactory to CEC, it is likely that CEC would seek reorganization under Chapter 11 of the Bankruptcy Code. We believe that CERP and CGP’s cash and cash equivalents, their cash flows from operations, and/or financing available under their separate revolving credit facilities will be sufficient to meet their normal operating requirements, to fund planned capital expenditures, and to fund debt service during the next 12 months and the foreseeable future.
Recorded Unconditional Purchase Obligation	$ 200		200			$ 200		200		200		200		200
Notes Payable, Related Parties, Current			35			35		35		35		35		35
Long-term Purchase Commitment, Amount	700
Long-term Debt, Gross	6,894		6,948			6,948		6,948		6,948		6,948		6,948
Contractual Obligation, Due in Next Fiscal Year	526	[1]	659	[2]		659	[2]	659	[2]	659	[2]	659	[2]	659	[2]
Contractual Obligation, Excluding Latest Fiscal Year	8,800		8,800			8,800		8,800		8,800		8,800		8,800
Cash and cash equivalents	1,454		1,513			1,513		1,513		1,513		1,513		1,513		1,227
Increase (Decrease) in Restricted Cash								100
Estimate of Fair Value Measurement [Member] | Fair Value, Measurements, Recurring [Member]
Description of Business [Line Items]
Issuance of CEC common shares	2,367		1,936	[3]		1,936	[3]	1,936	[3]	1,936	[3]	1,936	[3]	1,936	[3]
Common Stock Subject to Mandatory Redemption [Member]
Description of Business [Line Items]
Recorded Unconditional Purchase Obligation	1,000		1,000			1,000		1,000		1,000		1,000		1,000
CEOC
Description of Business [Line Items]
Deconsolidation and restructuring of CEOC and other	466		426					5,700
Accrued restructuring and support expenses	7,033		6,601			6,601		6,601		6,601		6,601		6,601		905
Notes Payable, Related Parties, Current	$ 35		35			$ 35		35		35		35		35		35
Other Commitments, Description	The following represents other commitments or potential obligations to which CEC has agreed as part of the Third Amended Plan and certain of the RSAs, none of which have been accrued as of March 31, 2017. Purchase 100% of OpCo common stock for $700 million Issuance of CEC common stock in exchange for OpCo preferred stock PropCo has right of first refusal on the real property assets associated with all new domestic non-Las Vegas gaming facility opportunities, with CEC or OpCo leasing such properties Guarantee of OpCo’s payment obligations to PropCo under the leases of the CEOC Properties Guarantee of OpCo debt received by the First Lien Bank Lenders and First Lien Noteholders					Purchase 100% of OpCo common stock for $700 million Issuance of CEC common shares in exchange for OpCo preferred stock PropCo has right of first refusal on the real property assets associated with all new domestic non-Las Vegas gaming facility opportunities, with CEC or OpCo leasing such properties Guarantee of OpCo’s payment obligations to PropCo under the leases of the CEOC Properties Guarantee of OpCo debt received by the First Lien Bank Lenders and First Lien Noteholders
CEOC | Convertible Debt [Member]
Description of Business [Line Items]
Debt Instrument, Face Amount	$ 1,100		1,100			$ 1,100		1,100		1,100		1,100		1,100
CEOC | Bank Guaranty Settlement [Member]
Description of Business [Line Items]
Accrued restructuring and support expenses	738		734			734		734		734		734		734		386
CEOC | Other Restructuring [Member]
Description of Business [Line Items]
Payments for Restructuring	34							34								148
CEOC | Report of Bankruptcy Examiner [Member] | Maximum [Member]
Description of Business [Line Items]
Loss Contingency, Estimate of Possible Loss	5,100		5,100			5,100		5,100		5,100		5,100		5,100
CEOC | Report of Bankruptcy Examiner [Member] | Minimum [Member]
Description of Business [Line Items]
Loss Contingency, Estimate of Possible Loss	$ 3,600		$ 3,600			$ 3,600		3,600		$ 3,600		$ 3,600		$ 3,600
Social and Mobile Games [Member]
Description of Business [Line Items]
Payments of Distributions to Affiliates								$ 235
United States
Description of Business [Line Items]
Number Of Casinos Operated Or Managed | Casinos	12		12			12		12		12		12		12
United States | NEVADA | Geographic Concentration Risk [Member]
Description of Business [Line Items]
Number Of Casinos Operated Or Managed | Casinos	8		8			8		8		8		8		8
United States | NEVADA | Geographic Concentration Risk [Member] | Sales Revenue, Net [Member]
Description of Business [Line Items]
Concentration Risk, Percentage	67.00%											65.00%
CERP
Description of Business [Line Items]
Limited Liability Company (LLC) or Limited Partnership (LP), Managing Member or General Partner, Ownership Interest	100.00%											100.00%
Long-term Debt, Gross	$ 4,570		$ 4,618			$ 4,618		$ 4,618		$ 4,618		$ 4,618		$ 4,618
Contractual Obligation, Due in Next Fiscal Year	360	[1]	458	[2]		458	[2]	458	[2]	458	[2]	458	[2]	458	[2]
Cash and cash equivalents	224		168			168		168		168		168		168
Consolidated Entity Excluding Variable Interest Entities (VIE) [Member]
Description of Business [Line Items]
Cash and cash equivalents			188			188		188		188		188		188
Parent Company [Member]
Description of Business [Line Items]
Deconsolidation and restructuring of CEOC and other								(5,758)								6,110	15
Cash and cash equivalents	115		78			78		78		78		78		78		48
Parent Company [Member] | Affiliated Entity [Member]
Description of Business [Line Items]
Cash and cash equivalents	109		109			109		109		109		109		109
Discontinued Operations, Disposed of by Sale [Member] | Social and Mobile Games [Member]
Description of Business [Line Items]
Disposal Group, Including Discontinued Operation, Consideration			$ 4,400			$ 4,400		4,400		$ 4,400		$ 4,400		$ 4,400				$ 4,400
Corporate, Non-Segment [Member]
Description of Business [Line Items]
Deconsolidation and restructuring of CEOC and other	$ (463)				$ (237)			$ (5,760)								$ 6,113	$ (30)

[1]	Debt principal payments are estimated amounts based on maturity dates and potential borrowings under our revolving credit facility. Interest payments are estimated based on the forward-looking LIBOR curve. Actual payments may differ from these estimates.
[2]	Debt principal payments are estimated amounts based on maturity dates and potential borrowings under our revolving credit facility. Interest payments are estimated based on the forward-looking LIBOR curve. Actual payments may differ from these estimates.
[3]	Includes $23 million related to the $200 million equity buyback that was reclassified from level 3 to level 2 during 2016.